Pension obligations (Schedule of defined benefit plan, assumptions used) - (Details) - Pension obligations [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Defined benefit cost [Member]
Pension Obligations [Line Items]
Expected rate of salary increase	2.75%	2.75%
Defined benefit cost [Member] | Benefit obligations [Member]
Pension Obligations [Line Items]
Discount rate	2.54%	3.08%
Defined benefit cost [Member] | Service cost [Member]
Pension Obligations [Line Items]
Discount rate	2.66%	3.10%
Defined benefit cost [Member] | Males [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	20.3	20.3
Defined benefit cost [Member] | Females [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	23.7	23.7
Defined benefit obligation [Member]
Pension Obligations [Line Items]
Discount rate	3.09%	2.54%
Expected rate of salary increase	2.75%	2.75%
Defined benefit obligation [Member] | Males [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	20.4	20.3
Average longevity at retirement age for current employees (future pensioners) (years)	22.2	22.2
Defined benefit obligation [Member] | Females [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	23.7	23.7
Average longevity at retirement age for current employees (future pensioners) (years)	25.4	25.4